Business Combinations (Details Narrative) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Reserve Quantities [Line Items]
Cash acquired	$ 386,128
Golden Harvests [Member]
Reserve Quantities [Line Items]
Business combination description	Company acquired a controlling 60% interest in Golden Harvests for aggregate consideration of $1,007,719 comprised of 1,025,000 common shares of the Company with a fair value of $158,181 and cash payments of $849,536. Consideration remaining to be paid at the date of these Financial Statements included cash payments of $358,537 and 200,000 common shares with an aggregate fair value of $35,806.
Net cash acquired	$ 76,128
Cash acquired	386,128
Net payments	$ 310,000